INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS
Schedule of intangible assets
Intangible assets were as follows (RMB in millions):

	2022	2023
Intangible assets to be amortized
Business Relationship (Representing the relationship with the travel service providers and other business partners)	1,872	1,878
Technology	610	610
Others	799	796
Intangible assets not subject to amortization
Trade mark	11,776	11,773
Others	161	159

	15,218	15,216

Less: accumulated amortization
Intangible assets to be amortized
Business Relationship	(1,485)	(1,617)
Technology	(610)	(610)
Others	(381)	(425)

	(2,476)	(2,652)

Net book value
Intangible assets to be amortized
Business Relationship	387	261
Technology	—	—
Others	418	371
Intangible assets not subject to amortization
Trade mark	11,776	11,773
Others	161	159

	12,742	12,564

Schedule of useful lives of finite-lived intangible assets

Business Relationship	5-10 years
Technology	5-10 years
Others	3-15 years

Schedule of future estimated amortization expense finite-lived intangible assets

Amortization
2024	182
2025	156
2026	53
2027	53
2028	35

479